Fair Value Information (Details) - Schedule of the related information of natures of the assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 03, 2022	Dec. 02, 2022	Dec. 01, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$ 1,073,229
Financial liabilities at fair value through profit or loss
Warrant liabilities	$ 2,042,410
Level 1 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company
Financial liabilities at fair value through profit or loss
Warrant liabilities				$ 2,042,410
Level 2 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company
Financial liabilities at fair value through profit or loss
Warrant liabilities
Level 3 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company		$ 1,073,229
Financial liabilities at fair value through profit or loss
Warrant liabilities